Performance Management	Jan. 23, 2026
Renaissance IPO ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

The bar chart that follows shows how the Fund’s performance has varied from year to year. The table below the bar chart shows the Fund’s average annual returns (before and after taxes) and provides some indication of the risks of investing in the Fund by comparing the performance of the Fund over time to the performance of the Index, and a broad-based market index (S&P 500 Index). The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart that follows shows how the Fund’s performance has varied from year to year. The table below the bar chart shows the Fund’s average annual returns (before and after taxes) and provides some indication of the risks of investing in the Fund by comparing the performance of the Fund over time to the performance of the Index, and a broad-based market index (S&P 500 Index).
Bar Chart [Table]
Bar Chart Closing [Text Block]	The Fund’s highest quarterly return was in the second quarter of 2020 with a return of 52.77%. The Fund’s lowest quarterly return was in the second quarter of 2022 with a return of -31.64%.
Highest Quarterly Return, Label [Optional Text]	The Fund’s highest quarterly return
Highest Quarterly Return	52.77%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	The Fund’s lowest quarterly return
Lowest Quarterly Return	(31.64%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Renaissance IPO ETF Average Annual Total Returns for periods ended December 31, 2025:
Performance Table Uses Highest Federal Rate	After-tax returns were calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	One Year	Five Years	10 Years
Return Before Taxes	5.36%	-6.51%	8.46%
Return After Taxes on Distributions*	5.08%	-6.57%	8.37%
Return After Taxes on Distributions and Sale of Fund Shares*	3.18%	-4.81%	6.89%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%
Renaissance IPO Index (reflects no deduction for fees, expenses or taxes)	5.39%	-6.31%	8.79%

*	After-tax returns were calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Renaissance International IPO ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

The bar chart that follows shows how the Fund’s performance has varied from year to year. The table below the bar chart shows the Fund’s average annual returns (before and after taxes) and provides some indication of the risks of investing in the Fund by comparing the performance of the Fund over time to the performance of the Index and a broad-based market index (the MSCI ACWI ex U.S. Index). The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart that follows shows how the Fund’s performance has varied from year to year. The table below the bar chart shows the Fund’s average annual returns (before and after taxes) and provides some indication of the risks of investing in the Fund by comparing the performance of the Fund over time to the performance of the Index and a broad-based market index (the MSCI ACWI ex U.S. Index).
Bar Chart [Table]
Bar Chart Closing [Text Block]	The Fund’s highest quarterly return was in the second quarter of 2020 with a return of 31.31%. The Fund’s lowest quarterly return was in the first quarter of 2022 with a return of -22.25%.
Highest Quarterly Return, Label [Optional Text]	The Fund’s highest quarterly return
Highest Quarterly Return	31.31%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	The Fund’s lowest quarterly return
Lowest Quarterly Return	(22.25%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Renaissance International IPO ETF Average Annual Total Returns for periods ended December 31, 2025:
Performance Table Uses Highest Federal Rate	After-tax returns were calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	One Year	Five Years	Ten Years
Return Before Taxes	37.96%	-13.92%	-0.28%
Return After Taxes on Distributions*	37.29%	-14.01%	-0.51%
Return After Taxes on Distributions and Sale of Fund Shares*	22.42%	-9.77%	-0.15%
MSCI ACWI ex U.S. Index (reflects no deduction for fees, expenses or taxes)	33.11%	8.46%	8.95%
Renaissance International IPO Index (reflects no deduction for fees, expenses or taxes)	39.14%	-12.87%	0.88%

*	After-tax returns were calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes